Organization and Nature of Operations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Organization and Nature of Operations [Abstract]
Minimum stockholders equity requirement for continued listing on Nasdaq Capital Market	$ 2.5